Equipment Installment Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equipment installment plans
Guarantee liability	$ 92,700	$ 57,500
Imputed interest rate	9.70%	10.20%
Accounting Changes and Error Corrections
Immaterial Error Correction	TDS recorded out-of-period adjustments in 2015 due to errors related to equipment installment plan transactions that were attributable to 2014. TDS has determined that these adjustments were not material to prior annual periods, and also were not material to the current year results. These equipment installment plan adjustments had the impact of reducing Equipment sales revenues by $6.2 million and Income before income taxes by $5.8 million in 2015.
Equipment and product sales	$ 854,272	$ 680,784	$ 457,745
Income before income taxes	434,602	(152,224)	$ 292,864
Adjustment
Accounting Changes and Error Corrections
Equipment and product sales	6,200
Income before income taxes	$ 5,800
Adjustment | Equipment installment plans
Accounting Changes and Error Corrections
Immaterial Error Correction	TDS recorded out-of-period adjustments in 2015 due to errors related to equipment installment plan transactions that were attributable to 2014. TDS has determined that these adjustments were not material to prior annual periods, and also were not material to the current year results. These equipment installment plan adjustments had the impact of reducing Equipment sales revenues by $6.2 million and Income before income taxes by $5.8 million in 2015.
Short-term
Equipment installment plan receivables
Unbilled equipment installment plan receivables, gross	$ 278,709	127,400
Unbilled deferred interest	(20,810)	(16,365)
Unbilled allowance for credit losses	(13,827)	(3,686)
Unbilled equipment installment plan receivables, net	244,072	107,349
Long-term
Equipment installment plan receivables
Unbilled equipment installment plan receivables, gross	75,738	89,435
Unbilled deferred interest	(2,283)	(2,791)
Unbilled allowance for credit losses	(5,537)	(6,065)
Unbilled equipment installment plan receivables, net	$ 67,918	$ 80,579